Goodwill and Intangible Assets - Future Amortization Expense (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2019 - Remaining Period	$ 59,216
2020	67,990	$ 67,807
2021	58,709	58,578
2022	48,759	48,674
2023	28	47
Thereafter	0	$ 11
Total estimated amortization expense	$ 234,702